Intangible Assets - Intangible asset balances and accumulated amortization (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Intangible asset balances and accumulated amortization
Intangible assets subject to amortization, Accumulated amortization		$ (6,892)		$ (2,800)
Gross carrying amount		98,444		63,761
Accumulated amortization	$ (379)	(4,092)	$ 0	(2,800)	$ 0
Net carrying amount		91,552		60,961
Customer relationships
Intangible asset balances and accumulated amortization
Intangible assets subject to amortization, Gross carrying amount		48,485		31,541
Intangible assets subject to amortization, Accumulated amortization		(2,246)		(899)
Intangible assets subject to amortization, Net carrying amount		$ 46,239		$ 30,642
Intangible assets subject to amortization, Weighted useful average life in years		19 years		19 years
Technology
Intangible asset balances and accumulated amortization
Intangible assets subject to amortization, Gross carrying amount		$ 42,812		$ 25,368
Intangible assets subject to amortization, Accumulated amortization		(3,677)		(1,508)
Intangible assets subject to amortization, Net carrying amount		$ 39,135		$ 23,860
Intangible assets subject to amortization, Weighted useful average life in years		14 years		12 years
Trademarks
Intangible asset balances and accumulated amortization
Intangible assets subject to amortization, Gross carrying amount		$ 6,591		$ 6,344
Intangible assets subject to amortization, Accumulated amortization		(969)		(393)
Intangible assets subject to amortization, Net carrying amount		$ 5,622		$ 5,951
Intangible assets subject to amortization, Weighted useful average life in years		9 years		9 years
Cosmos Tradename
Intangible asset balances and accumulated amortization
Intangible assets subject to amortization, Accumulated amortization				$ 0
Intangible assets not subject to amortization, Carrying amount		$ 300		300
IPR&D
Intangible asset balances and accumulated amortization
Intangible assets subject to amortization, Accumulated amortization				0
Intangible assets not subject to amortization, Carrying amount		$ 256		$ 208